Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) at Statutory Federal Income Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income tax (benefit) at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	(37.21%)	9.88%
Permanent differences	5.27%	12.30%
Transaction expenses	106.43%	0.00%
Stock excise tax	22.08%	0.00%
PIPE adjustment	190.66%	0.00%
Shaolin fees	12.38%	0.00%
R&D credits	(1.65%)	0.00%
Change in valuation allowance	329.50%	4.53%
Foreign rate differential	(2.52%)	4.90%
Return to provision	(6.48%)	(1.53%)
Stock compensation	7.65%	0.00%
Non-controlling interest	(417.17%)	(45.74%)
Partnership outside basis adjustments	(229.62%)	0.00%
Global intangible low taxed income	5.35%	0.00%
Other	(2.45%)	4.31%
Effective tax rate	3.22%	9.65%